Note 6 - Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31
	2018	2017

Finished goods	$5,677	$4,415
Work-in-process	3,105	2,501
Raw materials	8,103	8,078
Provisions for obsolete inventories	(6,597)	(5,664)

Total	$10,288	$9,330

Provisions for Obsolete Inventories [Table Text Block]
	Years Ended December 31
	2018	2017	2016

Balance at beginning of year	$5,664	$5,041	$3,664
Charge to cost and expenses	1,328	642	1,527
Other deductions	(395)	(19)	(150)

Balance at end of year	$6,597	$5,664	$5,041